UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06660

Name of Fund: BlackRock MuniYield Quality Fund, Inc. (MQY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

            Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.7%
Birmingham Water Works Board, RB, Series B, 5.00%, 1/01/38	$2,000	$2,101,200
City of Birmingham Alabama, GO, CAB, Series A, 0.00%, 3/01/43 (a)	560	487,603
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 4.75%, 1/01/25	3,000	2,820,780
University of Alabama, RB, Series A (NPFGC), 5.00%, 7/01/34	7,125	7,234,013

		12,643,596
Alaska — 1.7%
Alaska Housing Finance Corp., RB, General Housing, Series B (NPFGC), 5.25%, 12/01/30	600	638,730
Alaska Housing Finance Corp., Refunding RB, Series A, 4.13%, 12/01/37	810	802,070
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,400	1,493,576
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/32	4,425	5,098,529

		8,032,905
Arizona — 0.8%
Greater Arizona Development Authority, RB, Series B (NPFGC), 5.00%, 8/01/35	1,600	1,662,304
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,525	1,652,185
5.25%, 10/01/28	250	272,970

		3,587,459
Arkansas — 0.3%
Arkansas Development Finance Authority, RB, (AMBAC), 0.00%, 7/01/46 (b)	7,000	1,253,840
California — 18.9%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.45%, 10/01/25	4,150	4,438,549
Municipal Bonds	Par (000)	Value
California (continued)
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC) (b):
0.00%, 8/01/37	$3,250	$868,563
0.00%, 8/01/38	7,405	1,863,468
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	775	868,465
Sutter Health, Series A, 5.00%, 8/15/52	985	990,171
Sutter Health, Series B, 5.88%, 8/15/31	1,500	1,740,330
California State Public Works Board, LRB, Various Judicial Council Projects, Series A, 5.00%, 3/01/38	955	990,249
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	2,000	2,042,900
Carlsbad California Unified School District, GO, Election of 2006, Series B, 0.00%, 5/01/34 (a)	5,000	4,019,300
City of San Jose California, Refunding ARB, AMT:
Series A (AMBAC), 5.50%, 3/01/32	5,100	5,490,711
Series A-1, 5.75%, 3/01/34	1,150	1,241,494
Coast Community College District, GO, CAB, Election of 2002, Series C (AGM), 5.00%, 8/01/31	2,800	2,961,504
County of Orange California Sanitation District, COP, Series B (AGM):
5.00%, 2/01/30	3,500	3,736,460
5.00%, 2/01/31	1,200	1,282,500
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/38	3,000	3,210,600
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax Measure K, Series A, 6.00%, 3/01/36	900	1,055,538
El Monte Union High School District, GO, Series C (AGM), 5.25%, 6/01/28	6,110	6,546,315
Grossmont Union High School District, GO, CAB, Election of 2004, 0.00%, 8/01/31 (b)	5,000	2,081,850

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2014	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Grossmont-Cuyamaca Community College District, GO, Refunding CAB, Election of 2002, Series C (AGC), 0.00%, 8/01/30 (b)	$10,030	$4,497,853
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 0.00%, 8/01/34 (a)	4,125	2,940,836
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	770	825,024
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 8/01/43 (a)	1,945	969,641
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B, 0.00%, 8/01/36 (b)	5,000	1,554,600
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C, 0.00%, 8/01/37 (b)	4,005	1,163,453
San Bernardino Community College District, GO, CAB, Election of 2008, Series B, 0.00%, 8/01/34 (a)	10,000	8,293,300
San Diego California Unified School District, GO, CAB, Election of 2008, Series C, 0.00%, 7/01/38 (b)	2,200	596,112
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 7/01/31 (b)	1,725	728,623
San Jose California Unified School District, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/15 (c)	2,825	3,027,327
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	900	960,822
5.00%, 8/01/38	760	803,274
State of California, GO, Refunding, Various Purpose:
5.00%, 2/01/38	2,000	2,096,680
5.00%, 9/01/41	2,300	2,394,093
5.00%, 10/01/41	1,300	1,353,651
Municipal Bonds	Par (000)	Value
California (concluded)
State of California, GO:
Various Purpose, 5.50%, 3/01/40	$2,000	$2,202,440
Various Purpose, 5.00%, 4/01/42	1,500	1,564,230
5.50%, 4/01/28	5	5,039
Ventura County Community College District, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/15 (c)	1,825	1,955,141
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 0.00%, 8/01/36 (b)	15,000	4,532,850

		87,893,956
Colorado — 0.4%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	1,885	2,024,829
Florida — 10.4%
City of Jacksonville Florida, Refunding RB, Transportation, Series A, 5.00%, 10/01/30	380	410,180
County of Duval Florida School Board, COP, Master Lease Program (AGM), 5.00%, 7/01/33	4,765	5,001,535
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	1,250	1,418,187
County of Hillsborough Florida Aviation Authority, RB, Series A, AMT (AGC), 5.38%, 10/01/33	2,700	2,910,357
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	1,280	1,399,616
5.38%, 10/01/32	1,700	1,769,360
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B, 6.38%, 7/01/28	3,300	3,831,498
County of Miami-Dade Florida, RB, Seaport:
Series A, 6.00%, 10/01/38	2,755	3,078,134
Series B, AMT, 6.00%, 10/01/30	870	966,274
Series B, AMT, 6.25%, 10/01/38	560	623,543
Series B, AMT, 6.00%, 10/01/42	895	975,774

2	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Miami-Dade Florida, Refunding RB, Special Obligation, Sub-Series B, 5.00%, 10/01/37	$1,705	$1,736,099
County of Miami-Dade Florida Aviation, Refunding ARB, Series A:
Miami International Airport, AMT (AGC), 5.00%, 10/01/40	1,000	1,003,250
5.50%, 10/01/36	6,490	6,894,327
AMT, 5.00%, 10/01/32	3,550	3,614,752
County of Palm Beach Florida Solid Waste Authority, Refunding RB, 5.00%, 10/01/31	2,825	2,986,844
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	375	388,320
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 6/01/27	1,395	1,524,721
5.38%, 10/01/29	1,900	2,098,588
Florida State Department of Environmental Protection, RB, Florida Forever Project, Series B (NPFGC), 5.00%, 7/01/27	1,350	1,477,305
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/33	1,620	1,756,647
South Florida Water Management District, COP:
(AGC), 5.00%, 10/01/22	700	774,928
(AMBAC), 5.00%, 10/01/36	1,500	1,570,830

		48,211,069
Georgia — 1.8%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C (AGM), 5.00%, 1/01/33	5,000	5,079,900
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	3,150	3,311,469

		8,391,369
Illinois — 18.4%
City of Chicago Illinois, GARB, O’Hare International Airport 3rd Lien:
Series A, 5.75%, 1/01/39	5,500	5,824,115
Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois, GARB, O’Hare International Airport 3rd Lien (concluded):
Series B-2, AMT (Syncora), 6.00%, 1/01/29	$1,930	$1,937,353
City of Chicago Illinois, GO:
CAB, City Colleges (NPFGC), 0.00%, 1/01/31 (b)	13,000	4,974,450
Series A, 5.25%, 1/01/35	1,250	1,267,300
City of Chicago Illinois, Refunding GARB, O’Hare International Airport AMT:
Series C, 5.38%, 1/01/39	4,090	4,196,095
Passenger Facility Charge, Series B, 5.00%, 1/01/31	7,500	7,651,950
City of Chicago Illinois, Refunding RB, Series A:
Sales Tax Receipts, 5.00%, 1/01/41	1,140	1,167,645
Waterworks, Second Lien (AMBAC), 5.00%, 11/01/36	1,500	1,539,045
City of Chicago Illinois Board of Education, GO, Series A, 5.50%, 12/01/39	2,975	3,037,356
City of Chicago Illinois Park District, GO, Harbor Facilities, Series C, 5.25%, 1/01/40	750	773,640
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	840	875,515
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	380	397,157
County of Cook Illinois Forest Preserve District, GO, Series C, 5.00%, 12/15/37	440	461,124
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	850	918,399
Illinois HDA, RB, Liberty Arms Senior Apartments, Series D, AMT (AMBAC), 4.88%, 7/01/47	2,740	2,658,567
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	26,525	27,934,804
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC), 0.00%, 6/15/30 (b)	15,000	6,597,750

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2014	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project Series B:
CAB (AGM), 0.00%, 6/15/44 (b)	$4,625	$826,719
4.25%, 6/15/42	6,000	5,532,060
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	900	998,280
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 6/01/33	3,200	3,856,768
State of Illinois, GO, Various Purposes:
5.50%, 7/01/33	1,100	1,167,155
5.50%, 7/01/38	590	614,615

		85,207,862
Indiana — 1.8%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,400	1,491,644
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/40	1,190	1,129,143
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	690	649,946
Indiana Municipal Power Agency, RB, Series A (NPFGC), 5.00%, 1/01/37	1,150	1,184,949
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project Series A:
5.75%, 1/01/38	1,300	1,400,581
(AGC), 5.25%, 1/01/29	2,350	2,537,506

		8,393,769
Iowa — 3.4%
Iowa Finance Authority, RB, Iowa Health System, Series A (AGC), 5.63%, 8/15/37	7,700	8,383,760
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	1,950	2,035,196
5.70%, 12/01/27	1,950	2,027,181
5.80%, 12/01/29	1,320	1,366,886
Municipal Bonds	Par (000)	Value
Iowa (concluded)
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT (concluded):
5.85%, 12/01/30	$1,775	$1,835,634

		15,648,657
Louisiana — 1.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, East Baton Rouge Sewerage Commission Projects, Sub-Lien, Series A:
5.00%, 2/01/43	1,910	1,967,204
4.00%, 2/01/48	1,910	1,664,909
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,800	2,004,930

		5,637,043
Massachusetts — 5.4%
Massachusetts HFA, RB, S/F Housing, Series 124, AMT, 5.00%, 12/01/31	1,225	1,234,726
Massachusetts HFA, Refunding RB, Series C, AMT:
5.00%, 12/01/30	3,000	3,056,850
5.35%, 12/01/42	1,525	1,540,372
Massachusetts School Building Authority, RB, Series A:
(AGM), 5.00%, 8/15/15 (c)(d)	270	289,718
(AGM), 5.00%, 8/15/15 (c)	13,800	14,807,814
(AGM), 5.00%, 8/15/30 (d)	95	100,410
Dedicated Sales Tax, Senior, 5.00%, 5/15/43	1,720	1,838,474
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	1,800	1,945,062

		24,813,426
Michigan — 6.2%
City of Detroit Michigan, Refunding RB, 2nd Lien:
Sewage Disposal System, Series E (BHAC), 5.75%, 7/01/31	8,300	8,490,817
Water Supply System, Series D (NPFGC), 5.00%, 7/01/33	1,000	918,380

4	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
City of Lansing Michigan, Board of Water & Light, RB, Utilities System, Series A, 5.50%, 7/01/41	$2,500	$2,723,450
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	3,510	4,264,369
State of Michigan, RB, GAB (AGM), 5.25%, 9/15/26	3,350	3,703,023
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	1,200	1,281,336
Series I-A, 5.38%, 10/15/41	1,000	1,069,810
Series II-A (AGM), 5.25%, 10/15/36	4,270	4,542,042
State of Michigan HDA, RB, Series C, AMT, 5.50%, 12/01/28	1,175	1,218,134
Western Michigan University, Refunding RB, (AGM), 5.00%, 11/15/39	520	536,625

		28,747,986
Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	2,700	3,111,480
Nebraska — 0.2%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 9/01/37	1,000	1,022,830
Nevada — 2.9%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,150	1,265,333
County of Clark Nevada, ARB:
Department of Aviation, Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/30	1,000	1,013,870
Department of Aviation, Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/36	9,350	9,482,022
Las Vegas-McCarran International Airport, Series A, 5.25%, 7/01/42	1,500	1,546,815

		13,308,040
Municipal Bonds	Par (000)	Value
New Jersey — 6.1%
New Jersey EDA, RB:
Cigarette Tax (Radian), 5.50%, 6/15/14 (c)	$1,285	$1,310,636
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/31	12,375	12,579,311
The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	1,220	1,227,869
The Goethals Bridge Replacement Project, AMT, 5.13%, 1/01/34	935	936,038
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	800	836,544
5.75%, 12/01/27	375	403,920
5.75%, 12/01/28	400	428,312
5.88%, 12/01/33	1,980	2,100,879
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	1,655	1,587,062
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 6/15/33	2,000	2,169,280
Transportation Program, Series AA, 5.50%, 6/15/39	1,565	1,700,983
Transportation System, Series A (NPFGC), 5.75%, 6/15/25	2,000	2,427,320
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	640	683,930

		28,392,084
New York — 3.2%
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	5,520	6,004,546
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	1,000	1,080,590
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 172nd Series, AMT, 4.50%, 4/01/37	2,270	2,231,365
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	2,000	2,271,460

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2014	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
State of New York HFA, RB, Affordable Housing, Series B, 5.30%, 11/01/37	$3,350	$3,416,966

		15,004,927
Ohio — 0.8%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	725	840,485
Ohio Higher Educational Facility Commission, Refunding RB, Kenyon College Project, 5.00%, 7/01/37	475	496,760
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/32	950	1,037,058
5.25%, 2/15/33	1,325	1,440,143

		3,814,446
Pennsylvania — 1.9%
Pennsylvania Turnpike Commission, RB:
Series C, 5.50%, 12/01/33	760	840,811
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	775	880,710
Subordinate, Special Motor License Fund, 5.50%, 12/01/41	6,700	7,175,365

		8,896,886
South Carolina — 2.3%
County of Charleston South Carolina Airport District, RB, Series A, AMT:
5.50%, 7/01/38	1,500	1,586,895
5.50%, 7/01/41	2,725	2,880,734
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	320	356,697
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/40	2,500	2,668,050
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	2,850	2,950,605

		10,442,981
Municipal Bonds	Par (000)	Value
Tennessee — 0.8%
Memphis Center City Revenue Finance Corp., RB, Pyramid & Pinch District, Series B (AGM), 5.25%, 11/01/30	$3,520	$3,834,970
Texas — 13.1%
Bell County Health Facility Development Corp., RB, Lutheran General Health Care System, 6.50%, 7/01/19 (e)	1,000	1,205,300
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	2,850	3,258,120
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	760	802,841
Comal Texas ISD, GO, School Building (PSF-GTD), 5.00%, 2/01/36	2,500	2,638,825
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (b)	2,870	946,440
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	1,100	1,165,802
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series D, AMT:
5.00%, 11/01/38	9,450	9,491,486
5.00%, 11/01/42	1,500	1,490,820
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	1,325	1,425,395
Lone Star College System, GO, 5.00%, 8/15/33	4,800	5,241,024
Mansfield Texas ISD, GO, School Building (PSF-GTD), 5.00%, 2/15/33	2,300	2,474,317
North Texas Tollway Authority, Refunding RB, 1st Tier System Series A:
6.00%, 1/01/28	3,380	3,865,131
(NPFGC), 5.75%, 1/01/40	12,300	13,318,317
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project:
4.00%, 9/15/42	2,155	1,937,647
CAB, 0.00%, 9/15/35 (b)	3,180	1,105,527
CAB, 0.00%, 9/15/36 (b)	6,015	1,968,228

6	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project (concluded):
CAB, 0.00%, 9/15/37 (b)	$4,305	$1,326,758
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/31	1,600	1,610,160
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	5,500	5,505,115

		60,777,253
Utah — 1.1%
Salt Lake City Corp., Refunding RB, IHC Hospitals, Inc. (NPFGC), 6.30%, 2/15/15 (e)	5,060	5,217,518
Vermont — 0.0%
Vermont HFA, Refunding RB, Multiple Purpose, Series C, AMT (AGM), 5.50%, 11/01/38	30	30,529
Washington — 2.1%
Central Puget Sound Regional Transit Authority, RB, Series A, 5.00%, 11/01/36	2,000	2,138,380
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	4,000	4,069,440
Providence Health & Services, Series A, 5.00%, 10/01/39	1,525	1,561,447
Providence Health & Services, Series A, 5.25%, 10/01/39	850	885,335
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series A, 5.00%, 10/01/42	1,155	1,181,842

		9,836,444
Wisconsin — 0.4%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,850	1,949,530
Total Municipal Bonds — 109.0%		506,127,684
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Arizona — 2.4%
Phoenix Civic Improvement Corp., RB, Sub-Civic Plaza Expansion Project, Series A (NPFGC), 5.00%, 7/01/37	$8,000	$8,312,960
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	2,750	2,933,315

		11,246,275
California — 5.0%
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	7,000	7,522,410
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	5,170	5,576,621
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	6,120	6,557,335
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	2,639	3,056,581
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	509	570,833

		23,283,780
Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (g)	1,220	1,353,071
District of Columbia — 1.1%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (g)	1,320	1,492,119
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	3,400	3,605,836

		5,097,955
Florida — 15.0%
City of Tallahassee Florida, RB, Energy System (NPFGC):
5.00%, 10/01/32 (g)	2,700	2,848,068
5.00%, 10/01/37	6,000	6,228,840

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2014	7

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Florida (concluded)
County of Highlands Florida Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/16	$5,990	$6,250,206
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	2,390	2,467,795
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/39	12,729	13,269,633
County of Orange Florida School Board, COP, Series A:
(AGC), 5.50%, 8/01/34	3,544	3,827,555
(NPFGC), 5.00%, 8/01/30	2,000	2,111,060
County of Orange School Board, COP, Series A (NPFCG), 5.00%, 8/01/31	5,000	5,275,700
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	6,300	7,203,987
Jacksonville Electric Authority Florida, RB, Sub-Series A, 5.63%, 10/01/32	4,310	4,740,763
Miami-Dade County School Board, COP, Refunding, 5.25%, 5/01/27	11,350	12,599,067
State of Florida Board of Education, GO, Refunding, Series D, 5.00%, 6/01/37 (g)	2,399	2,574,660

		69,397,334
Hawaii — 1.3%
Honolulu City & County Board of Water Supply, RB, Series A (NPFGC), 5.00%, 7/01/14 (c)	6,000	6,120,900
Illinois — 6.7%
City of Chicago Illinois, RB, Motor Fuel Tax Project, Series A (AGC), 5.00%, 1/01/38	4,000	3,999,840
City of Chicago Illinois, Refunding RB, Waterworks, 2nd Lien (AGM), 5.25%, 11/01/33	14,427	14,952,795
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	360	366,637
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34 (g)	6,198	6,477,599
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Illinois (concluded)
State of Illinois Toll Highway Authority Refunding RB, Senior Priority, Series B, 5.50%, 1/01/33:	$2,000	$2,171,513
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 1/01/38:	2,878	2,961,262

		30,929,646
Michigan — 2.0%
Michigan Finance Authority, RB, Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	9,100	9,264,619
Nevada — 1.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39 (g)	5,007	5,440,890
County of Clark Nevada Water Reclamation District, GO, Limited Tax, Series B, 5.75%, 7/01/34	2,429	2,779,212

		8,220,102
New Jersey — 0.6%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (g)	2,581	2,743,961
New York — 8.4%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	3,509	3,919,647
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	7,640	7,975,702
County of Erie New York Industrial Development Agency, RB, City of Buffalo School District Project, Series A (AGM), 5.75%, 5/01/28	2,007	2,231,183
New York State Thruway Authority, Refunding RB, General, Series G (AGM), 5.00%, 1/01/32	10,000	10,408,400
Port Authority of New York & New Jersey, RB, Series 169, AMT, 5.00%, 10/15/34	10,830	11,278,795
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,540	1,749,024

8	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
New York (concluded)
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (g)	$1,500	$1,655,520

		39,218,271
North Carolina — 0.4%
North Carolina HFA, RB, Series 31-A, AMT, 5.25%, 7/01/38	2,041	2,077,175
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	780	836,761
South Carolina — 1.1%
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (g)	4,695	5,171,308
Texas — 4.1%
Clear Creek ISD Texas, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/33	5,900	6,313,177
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	879	906,257
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse (PSF-GTD), 5.00%, 2/15/32	4,750	5,102,782
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37 (g)	4,501	4,526,979
North East Texas ISD, GO, School Building, Series A (PSF-GTD), 5.00%, 8/01/37 (g)	2,000	2,129,080

		18,978,275
Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	450	483,080
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Washington — 0.6%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	$2,504	$2,678,293
Wisconsin — 0.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc. Obligated Group, Froedtert & Community Health, Inc.:
Series A, 5.00%, 4/01/42	640	655,789
Series C, 5.25%, 4/01/39	2,000	2,073,000

		2,728,789
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 51.7%		239,829,595
Total Long-Term Investments (Cost — $712,927,690) — 160.7%		745,957,279

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (h)(i)	7,597,270	7,597,270
Total Short-Term Securities (Cost — $7,597,270) — 1.6%		7,597,270
Total Investments (Cost — $720,524,960*) — 162.3%		753,554,549
Other Assets Less Liabilities — 2.2%		10,146,285
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (26.5%)		(122,900,844)
VRDP Shares, at Liquidation Value — (38.0%)		(176,600,000)

Net Assets Applicable to Common Shares — 100.0%		$464,199,990

*	As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$599,512,875

Gross unrealized appreciation	$38,969,162
Gross unrealized depreciation	(7,797,613)

Net unrealized appreciation	$31,171,549

Notes to Schedule of Investments

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(b)	Zero-coupon bond.

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2014	9

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
JPMorgan Chase	$390,128	$33

(e)	Security is collateralized by municipal or US Treasury obligations.

(f)	Represent bonds transferred to a TOB. In exchange for which the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(g)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from February 1, 2016 to December 1, 2029 is $21,224,963.

(h)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Act of 1940, were as follows:

Affiliate	Shares Held at April 30, 2013	Net Activity	Shares Held at January 31, 2014	Income
FFI Institutional Tax-Exempt Fund	802,157	6,795,113	7,597,270	$1,366

(i)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.	HDA	Housing Development Authority
	AGM	Assured Guaranty Municipal Corp.	HFA	Housing Finance Agency
	AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
	AMT	Alternative Minimum Tax (subject to)	ISD	Independent School District
	ARB	Airport Revenue Bonds	LRB	Lease Revenue Bonds
	BHAC	Berkshire Hathaway Assurance Corp.	M/F	Multi-Family
	CAB	Capital Appreciation Bonds	NPFGC	National Public Finance Guarantee Corp.
	COP	Certificates of Participation	PSF-GTD	Permanent School Fund Guaranteed
	EDA	Economic Development Authority	Radian	Radian Guaranty, Inc.
	ERB	Education Revenue Bonds	RB	Revenue Bonds
	GAB	Grant Anticipation Bonds	S/F	Single-Family
	GARB	General Airport Revenue Bonds	Syncora	Syncora Guarantee
	GO	General Obligation Bonds

10	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)

•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(80)	10-Year US Treasury Note	Chicago Board of Trade	March 2014	$10,060,000	$(70,107)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$745,957,279	—	$745,957,279
Short-Term Securities	$7,597,270	—	—	7,597,270

Total	$7,597,270	$745,957,279	—	$753,554,549

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(70,107)	—	—	$(70,107)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2014	11

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund, Inc. (MQY)

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$142,000		—	$142,000
Liabilities:
TOB trust certificates	—	$(122,870,125)		(122,870,125)
VMTP shares	—	(176,600,000)	—	(176,600,000)

Total	$142,000	$(299,470,125)	—	$(299,328,125)

There were no transfers between levels during the period ended January 31, 2014.

12	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2014

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund, Inc.

By:	/S/ JOHN M. PERLOWSKI
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Quality Fund, Inc.

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JOHN M. PERLOWSKI
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Quality Fund, Inc.

Date: March 25, 2014

By:	/S/ NEAL J. ANDREWS
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniYield Quality Fund, Inc.

Date: March 25, 2014